UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5348

Date of fiscal year end: August 31

Date of reporting period: June 30, 2006

Item 1. Proxy Voting Record.

Name of Fund:(1)	Villere Balanced Fund
Period:	July 1, 2005 - June 30, 2006

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

American Vanguard	6/8/06	030371108	AVD

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer

For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Epiq Systems, Inc.	6/7/06	26882D 10 9	EPIQ

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6

For	For
2. Approval of the amendment to the 2004 Equity Incentive Plan - Performance-based annual incentive awards intended to meet the tax deductibility requirements of Section 162(M) of the Internal Revenue Code
Issuer

For	For	3. Approval of the amendment to the 2004 Equity Incentive Plan - Incrase in the number of shares available for issuance.	Issuer

*Due to the effects of Hurricane Katrina on the mail service in our area we were not able to review and vote our proxies for LSCP, EYE, PHIIK, YRCW, HRB, CAB, DPTR, MRGE and CBT as we had hoped.

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

First State Bancorporation	6/2/06	336453 10 5	FSNM

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
Director 3
Director 4

For	For
2. Proposal to approve an amendment to the company's restated articles of incorporation to increase the number of authorized shares of the common stock issuable by the company from 20,000,000 shares to 50,000,000 shares.
Issuer

For	For	3. Proposal to approve an amendment to the First State Bancorporation 2003 Equity Incentive Plan to increase the number of shares available for grant from 1,500,000 shares to 2,000,000 shares.	Issuer

For	For	4. Proposal to ratify the selection of KPMG LLP as the independent registered public accounting firm for the year ending December 31, 2006.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Input/Output, Inc.	5/17/06	457652105	IO

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer

For		Director 1
For		Director 2

For	For
2. To approve certain amendments to the Input/Output, Inc. 2004 long-term incentive plan, with the principal amendments being (I) the proposed increase of the total number of shares of IO's common stock available for issuance under the plan from 2,600,000 to 4,300,000 shares and (II) the addition of equity compensation awards to non-employee directors.
Issuer

For	For	3. To ratify the appointment of Ernst & Young LLP as IO's independent auditors for 2006.	Issuer

*Due to the effects of Hurricane Katrina on the mail service in our area we were not able to review and vote our proxies for LSCP, EYE, PHIIK, YRCW, HRB, CAB, DPTR, MRGE and CBT as we had hoped.

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Luminex	5/25/06	55027E 10 2	LMNX

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer

For		Director 1
For		Director 2
For		Director 3
Director 4

For	For	2. Proposal to approve the company's 2006 equity incentive plan.	Issuer

For	For	3. Proposal to approve the company's 2006 management stock purchase plan.	Issuer

For	For	4. Proposal to ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for fiscal 2006.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Noble International	5/19/06	655053 10 6	NOBL

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer

For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7

For	For	2. Proposed amendment to the certificate of incorporation.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

O'Reilly Automotive, Inc.	5/9/06	686091109	ORLY

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer

For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of auditors	Issuer

*Due to the effects of Hurricane Katrina on the mail service in our area we were not able to review and vote our proxies for LSCP, EYE, PHIIK, YRCW, HRB, CAB, DPTR, MRGE and CBT as we had hoped.

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

3D Systems Corp	5/16/06	88554D 20 5	TDSC

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer

For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8

For	For	2. Ratification of auditors	Issuer

*Due to the effects of Hurricane Katrina on the mail service in our area we were not able to review and vote our proxies for LSCP, EYE, PHIIK, YRCW, HRB, CAB, DPTR, MRGE and CBT as we had hoped.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)* /s/ Robert M. Slotky
Robert M. Slotky
President

Date    August 14, 2006
* Print the name and title of each signing officer under his or her signature.